Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total revenues	$ 339,175	$ 242,213
Medical Devices [Member]
Total revenues	295,726	59,722
Mobile Medicine (sleep apnea diagnostic products) [Member]
Total revenues	17,240	81,550
OSAS service (analysis and detection) [Member]
Total revenues	$ 26,209	$ 100,941